Income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (2,257,792)	$ (15,877,514)	$ (7,474,514)
Statutory rate	21.00%	21.00%	21.00%
Computed expected benefit of income taxes	$ (4,632,136)	$ (3,334,278)	$ (1,569,648)
Share-based compensation and permanent differences	3,666,311	2,396,981	693,895
Non-deductible interest expense	405,364	388,416	411,695
Expiry of tax credits	273,899	262,664	582,939
True up of prior year balances	164,702	(56,333)	671,947
Increase (decrease) in valuation allowance	121,860	342,550	(790,828)
Income tax provision